CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 575.1	$ 349.0
Restricted cash	15.2	12.7
Accounts receivable and other assets	130.2	101.4
Current income tax recoverable	43.2	79.0
Inventories	1,053.8	1,052.0
Unrealized fair value of derivative assets	7.2	3.8
Current assets	1,824.7	1,597.9
Non-current assets
Property, plant and equipment	6,340.0	5,519.1
Goodwill	158.8	162.7
Long-term investments	126.2	155.9
Investment in joint venture	18.4	18.3
Unrealized fair value of derivative assets	4.5	0.8
Other long-term assets	568.2	564.1
Deferred tax assets	35.2	45.0
Total assets	9,076.0	8,063.8
Current liabilities
Accounts payable and accrued liabilities	469.3	465.9
Current income tax payable	68.0	21.7
Current portion of provisions	57.9	72.6
Other current liabilities	20.3	52.2
Current liabilities	615.5	612.4
Non-current liabilities
Long-term debt and credit facilities	1,837.4	1,735.0
Provisions	838.6	816.4
Long-term lease liabilities	38.9
Unrealized fair value of derivative liabilities	0.8	9.6
Other long-term liabilities	107.7	97.9
Deferred tax liabilities	304.5	265.2
Total liabilities	3,743.4	3,536.5
Equity
Common share capital	14,926.2	14,913.4
Contributed surplus	242.1	239.8
Accumulated deficit	(9,829.4)	(10,548.0)
Accumulated other comprehensive income (loss)	(20.4)	(98.5)
Total common shareholders' equity	5,318.5	4,506.7
Non-controlling interest	14.1	20.6
Total equity	5,332.6	4,527.3
Commitments and contingencies
Subsequent events
Total liabilities and equity	$ 9,076.0	$ 8,063.8
Common shares
Common shares issued (shares)	1,253,765,724	1,250,228,821